Interest Rate Benchmark Reform - Schedule of Notional Balance of the Bank's Derivative Exposures and Undrawn Commitments to Significant IBORs (Detail) - CAD ($) $ in Millions		Oct. 31, 2023		Oct. 31, 2022
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount		$ 8,014,739	[1]	$ 7,597,195
Single currency interest rate swaps [member] | CDOR [Member] | Maturity after June 28, 2024 [Member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[2]	1,264,325		1,025,373
Cross currency interest rate swaps [member] | CDOR [Member] | Maturity after June 28, 2024 [Member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[2]	122,729		122,718
Other [member] | CDOR [Member] | Maturity after June 28, 2024 [Member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount	[3]	23,811		3,574
Undrawn commitments [member] | CDOR [Member] | Maturity after June 28, 2024 [Member]
Details Of Notional Balance Of The Banks Derivative Exposures And Undrawn Commitments To Significant Ibors [Line Items]
Notional amount		$ 22,265		$ 4,787

[1]	Regulatory amounts reported in 2023 are under Revised Basel III requirements and are not directly comparable to amounts reported in 2022.
[2]	For single currency and/or cross currency interest rate swaps, where both legs are referencing rates directly impacted by the interest rate benchmark reform, the relevant notional amount for both legs are included to reflect the risks relating to the reform for each rate.
[3]	Other derivatives include futures, total return swaps and options.